Stock Deposits	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Stock Deposits

The Company received deposits for future stock purchases during the year ended March 31, 2014 totaling $147,050. The Company signed subscription agreements with four investors on June 16, 2014 to grant 14,690 shares of common stock in exchange for the deposits. The remaining balance as of March 31, 2015 and 2016 is $0.